Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Officers salaries		$ 36,800
Number of restricted common stock shares issued		9,500,000
Shares issued price per share			$ .10
Hannah Grabowski [Member]
Number of restricted common stock shares issued	6,500,000
Shares issued price per share	$ .001
Wayne Berian [Member]
Number of restricted common stock shares issued			3,000,000
Shares issued price per share			$ .10